5. GROUP STRUCTURE (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Share of profit (loss) of associates	$ (6)	$ 19	$ 33
Share of profit (loss) of joint ventures	91	82	85
Total investments in associates and joint ventures	85	101	118
Greenwind [member]
Disclosure of joint ventures [line items]
Share of profit (loss) of joint ventures	3		(11)
Citelec [member]
Disclosure of joint ventures [line items]
Share of profit (loss) of joint ventures	13	19	21
CTB [member]
Disclosure of joint ventures [line items]
Share of profit (loss) of joint ventures	64	13
CIESA [member]
Disclosure of joint ventures [line items]
Share of profit (loss) of joint ventures	11	50	74
OCP [member]
Disclosure of joint ventures [line items]
Share of profit (loss) of associates	(5)	21	34
Oldelval [member]
Disclosure of joint ventures [line items]
Share of profit (loss) of associates			3
TGS [member]
Disclosure of joint ventures [line items]
Share of profit (loss) of associates	1	1
Refinor [member]
Disclosure of joint ventures [line items]
Share of profit (loss) of associates	$ (2)	$ (3)	$ (4)